THE ADVISORS' INNER CIRCLE FUND II

                    HANCOCK HORIZON DIVERSIFIED INCOME FUND
                  HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
            HANCOCK HORIZON BURKENROAD SMALL CAP FUND (THE "FUNDS")

SUPPLEMENT DATED DECEMBER 14, 2017 TO:

     o THE HANCOCK HORIZON DIVERSIFIED INCOME FUND'S SUMMARY PROSPECTUS, DATED MAY 31, 2017 (THE "DIVERSIFIED INCOME SUMMARY PROSPECTUS");

     o THE HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND'S SUMMARY PROSPECTUS, DATED MAY 31, 2017 (THE "QUANTITATIVE LONG/SHORT SUMMARY PROSPECTUS");

     o THE HANCOCK HORIZON BURKENROAD SMALL CAP FUND'S SUMMARY PROSPECTUS, DATED MAY 31, 2017 (THE "BURKENROAD SMALL CAP SUMMARY PROSPECTUS," AND, TOGETHER WITH THE DIVERSIFIED INCOME SUMMARY PROSPECTUS AND QUANTITATIVE LONG/SHORT SUMMARY PROSPECTUS, THE "SUMMARY PROSPECTUSES");

     o THE INSTITUTIONAL CLASS SHARES, INVESTOR CLASS SHARES, CLASS C SHARES AND CLASS D SHARES PROSPECTUS, DATED MAY 31, 2017 (THE "PROSPECTUS"); AND

     o    THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 31, 2017 (THE
          "SAI").

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND SAI.

On or around January 12, 2018 (the "Effective Date"), Mr. John Portwood will retire from Horizon Advisers and will no longer serve as a portfolio manager of the Funds. Accordingly, as of the Effective Date, all references to Mr. Portwood are hereby deleted from the Summary Prospectuses, Prospectus and SAI.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 HHF-SK-019-0100